Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Prepaid expenses	$ 689	$ 884
Tax authorities	119	68
Receivables on account of assets sold	890	1,234
Others	113	113
Total	$ 1,811	$ 2,299